Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayment for product procurement	$ 80,601	[1]	$ 107,647	[1]	$ 57,077	[2]
Rental deposits	796		21,578		18,287
Tax return receivable	82,850
Other receivable	62
Total	$ 164,309		$ 129,225		$ 75,364

[1]	Prepayment for product procurement mainly represents cash prepaid to our third-party supplier for the procurement of products.
[2]	Prepayment for product procurement mainly represents cash prepaid to our third-party supplier for the procurement of products.